Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

The following table sets forth financial information regarding the Company’s two reportable business segments for the three months ended June 30, 2019.

	Life and
Three months ended or as of June 30, 2019	Health	Annuities	Total

Revenues

Net investment income	$433	$-	$433
Net realized investment gains	17	-	17
Other income	7	-	7

Total revenues	457	-	457

Benefits and expenses

Life and health insurance claims and benefits, net	-	-	-
Interest credited to policyholder account balances	-	20	20
Operating and other expenses	80	-	80

Total benefits and expenses	80	20	100

Income (loss) before income taxes	377	(20)	357

Income tax (benefit)	(18)	(4)	(22)

Net income (loss)	395	(16)	379

Change in unrealized gains, net of tax expense	575	-	575

Other comprehensive income	575	-	575

Total comprehensive income (loss)	$970	$(16)	$954

Reinsurance recoverable from affiliate	$24,200	$-	$24,200
Assets on deposit	-	3,707,034	3,707,034
Claim and policy benefit reserves - life and health	18,101	5,625	23,726
Policyholder account balances	2,893	3,709,224	3,712,117
Separate account assets and liabilities	-	137,135	137,135

The following table sets forth financial information regarding the Company’s two reportable business segments for the six months ended June 30, 2019.

	Life and
Six months ended or as of June 30, 2019	Health	Annuities	Total

Revenues

Net investment income	$839	$-	$839
Net realized investment gains	17	-	17
Other income	13	-	13

Total revenues	869	-	869

Benefits and expenses

Life and health insurance claims and benefits, net	-	-	-
Interest credited to policyholder account balances	-	34	34
Operating and other expenses	126	-	126

Total benefits and expenses	126	34	160

Income (loss) before income taxes	743	(34)	709

Income tax expense (benefit)	42	(7)	35

Net income (loss)	701	(27)	674

Change in unrealized gains, net of tax expense	1,108	-	1,108

Other comprehensive income	1,108	-	1,108

Total comprehensive income (loss)	$1,809	$(27)	$1,782

Reinsurance recoverable from affiliate	$24,200	$-	$24,200
Assets on deposit	-	3,707,034	3,707,034
Claim and policy benefit reserves - life and health	18,101	5,625	23,726
Policyholder account balances	2,893	3,709,224	3,712,117
Separate account asset and liabilities	-	137,135	137,135

The following table sets forth financial information regarding the Company’s two reportable business segments for the three months ended June 30, 2018.

	Life and
Three months ended or as of June 30, 2018	Health	Annuities	Total

Revenues

Net investment income	$170	$-	$170
Other income	4	-	4

Total revenues	174	-	174

Benefits and expenses

Life and health insurance claims and benefits, net	1	-	1
Interest credited to policyholder account balances, net	-	(5)	(5)
Operating and other expenses	30	-	30

Total benefits and expenses	31	(5)	26

Income before income taxes	143	5	148

Income tax expense (benefit)	(14)	1	(13)

Net income	157	4	161

Change in unrealized (losses), net of tax (benefit)	(37)	-	(37)

Other comprehensive (loss)	(37)	-	(37)

Total comprehensive income	$120	$4	$124

Reinsurance recoverable from affiliate	$23,514	$-	$23,514
Assets on deposit	-	2,797,693	2,797,693
Claim and policy benefit reserves - life and health	18,824	5,783	24,607
Policyholder account balances	3,906	2,797,693	2,801,599
Separate account assets and liabilities	-	91,086	91,086

The following table sets forth financial information regarding the Company’s two reportable business segments for the six months ended June 30, 2018.

	Life and
Six months ended or as of June 30, 2018	Health	Annuities	Total

Revenues

Net investment income	$310	$-	$310
Other income	7	-	7

Total revenues	317	-	317

Benefits and expenses

Life and health insurance claims and benefits, net	1	-	1
Interest credited to policyholder account balances, net	-	(15)	(15)
Operating and other expenses	55	-	55

Total benefits and expenses	56	(15)	41

Income before income taxes	261	15	276

Income tax expense (benefit)	(89)	3	(86)

Net income	350	12	362

Change in unrealized (losses), net of tax	(332)	-	(332)

Other comprehensive (loss)	(332)	-	(332)

Total comprehensive income	$18	$12	$30

Reinsurance recoverable from affiliate	$23,514	$-	$23,514
Assets on deposit	-	2,797,693	2,797,693
Claim and policy benefit reserves - life and health	18,824	5,783	24,607
Policyholder account balances	3,906	2,797,693	2,801,599
Separate account assets and liabilities	-	91,086	91,086

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2018.

	Life and
Year ended or as of December 31, 2018	Health	Annuities	Total

Revenues

Life and health premiums, net	$–	$–	$–
Net investment income	762	–	762
Net realized investment (losses)	(17)	–	(17)
Other income	18	–	18

Total revenues	763	–	763

Benefits and expenses

Life and health insurance claims and benefits, net	–	–	–
Interest credited to policyholder account balances, net	–	(15)	(15)
Operating and other expenses	151	–	151

Total benefits and expenses	151	(15)	136

Income before income taxes	612	15	627

Income tax expense (benefit)	(185)	3	(182)

Net income	797	12	809

Change in unrealized gains (losses), net of tax
expense (benefit)	(188)	–	(188)
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	(52)	–	(52)

Other comprehensive income (loss)	(240)	–	(240)

Total comprehensive income	$557	$12	$569

Reinsurance recoverable from affiliate	$24,034	$–	$24,034
Assets on deposit	–	3,138,096	3,138,096
Claim and policy benefit reserves - life and health	20,769	6,067	26,836
Policyholder account balances	3,981	3,138,096	3,142,077

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2017.

	Life and
Year ended or as of December 31, 2017	Health	Annuities	Total

Revenues

Life and health premiums, net	$–	$–	$–
Net investment income	517	–	517
Net realized investment (losses)	–	–	–
Other income	3,996	–	3,996

Total revenues	4,513	–	4,513

Benefits and expenses

Life and health insurance claims and benefits, net	2	–	2
Interest credited to policyholder account balances, net	–	–	–
Operating and other expenses	1,596	113	1,709

Total benefits and expenses	1,598	113	1,711

Income before income taxes	2,915	(113)	2,802

Income tax expense (benefit)	763	(40)	723

Net income	2,152	(73)	2,079

Change in unrealized gains (losses), net of tax
expense (benefit)	334	–	334
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	–	–	–

Other comprehensive income (loss)	334	–	334

Total comprehensive income	$2,486	$(73)	$2,413

Reinsurance recoverable from affiliate	$23,973	$–	$23,973
Assets on deposit	–	2,453,033	2,453,033
Claim and policy benefit reserves - life and health	20,688	2,364	23,052
Policyholder account balances	3,601	2,453,033	2,456,634

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2016.

	Life and
Year ended or as of December 31, 2016	Health	Annuities	Total

Revenues

Life and health premiums, net	$(21)	$–	$(21)
Net investment income	376	–	376
Net realized investment (losses)	–	–	–
Other income	3,415	–	3,415

Total revenues	3,770	–	3,770

Benefits and expenses

Life and health insurance claims and benefits, net	(1)	–	(1)
Interest credited to policyholder account balances, net	–	–	–
Operating and other expenses	1,033	16	1,049

Total benefits and expenses	1,032	16	1,048

Income before income taxes	2,738	(16)	2,722

Income tax expense (benefit)	892	(5)	887

Net income	1,846	(11)	1,835

Change in unrealized gains (losses), net of tax
expense (benefit)	(98)	–	(98)
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	–	–	–

Other comprehensive income (loss)	(98)	–	(98)

Total comprehensive income	$1,748	$(11)	$1,737

Reinsurance recoverable from affiliate	$23,687	$–	$23,687
Assets on deposit	–	1,619,113	1,619,113
Claim and policy benefit reserves - life and health	20,344	1,162	21,506
Policyholder account balances	3,335	1,619,113	1,622,448